Convertible Preferred Shares and Attached Warrants (Details)														1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 05, 2025 USD ($)	Jul. 21, 2025 USD ($) $ / shares	Jun. 23, 2025 USD ($)	May 23, 2025 USD ($) $ / shares shares	Dec. 30, 2024 shares	Jan. 23, 2024 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 03, 2023 USD ($) $ / shares shares	Sep. 02, 2023 $ / shares	Jan. 03, 2023 USD ($) $ / shares	Dec. 13, 2021 USD ($)	Feb. 15, 2021 USD ($) $ / shares shares	Jan. 23, 2024 $ / shares	May 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Sep. 29, 2025 $ / shares	Jul. 17, 2025 $ / shares	Jan. 23, 2025 $ / shares	Aug. 09, 2024 $ / shares
Convertible Preferred Shares and Attached Warrants [Line Items]
Convertible stated, value (in Dollars) | $																$ 24,375
Issuable warrants (in Shares) | shares					769,230
Warrants and rights outstanding, term	7 years						5 years			5 years				5 years		7 years
Series convertible preferred shares (in Shares) | shares	2,500,000,000															2,500,000,000
Series convertible preferred shares par value	$ 0.0001															$ 0.0001	$ 0.0001
Preferred stock stated value (in Dollars) | $
Voting rights																no
Initial conversion price	$ 3															$ 3
Convertible debenture, description																a) Series B Convertible Preferred Shares (the “Series B Convertible Preferred Shares”) with a stated value of $4,000,000; and b) a 5-year warrant to purchase 70 (2,285,715 before ratio changes) ADSs (the “Series G Warrants”, or the “December 2021 Warrants”) of the Company until on or prior to December 13, 2026 at an exercise price of $81,250.00 ($2.50 before ratio changes) per ADS.
Aggregate amount (in Dollars) | $		$ 6,188,800	$ 6,188,800	$ 6,188,800
Conversion price			$ 7.8																		$ 7.8	$ 20.8
Trading days	15 days															15 days
Fair value warrants (in Dollars) | $															$ 267,000	$ (123,188)	13,501	$ (565,313)
Ratio changes							$ 0.04							$ 0.04					$ 0.006
Stock price							0.96		$ 3.04					0.96					0.18
Warrants exercise price per share										$ 0.16
Warrants an aggregate (in Dollars) | $									$ 6,100,000								$ 429,000
Exercise price					$ 0.16		$ 1.13	$ 1.9						1.13								$ 104	$ 182
Received net proceeds (in Dollars) | $								$ 700,000
Conversion of stock, description																	Each Class A ordinary share was initially entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is initially entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022, January 13, 2023 and December 23, 2024, the Company held the annual General Meetings of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share, from twenty five (25) votes per Class B Ordinary Share to one hundred (100) votes per Class B Ordinary Share, and from one hundred (100) votes per Class B Ordinary Share to ten thousand (10,000) votes per Class B Ordinary Share, respectively.
Aggregate of warrants (in Dollars) | $					$ 2,916,000
Market exercise price					$ 0.62
Series D Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Issuable warrants (in Shares) | shares					134,615
Series E Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Issuable warrants (in Shares) | shares					754,615
Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes									$ 0.25		$ 0.3								$ 3.97
Warrants exercise price per share								$ 400,000
Warrants exercise price per share								615
Issuance of warrants adjusted (in Shares) | shares							54,039		32,388
Issuance of warrants adjustment before ratio (in Shares) | shares							35,125,663		21,052,631
Exercise price					$ 0.14		$ 27.3	$ 1,235	$ 162.5					27.3
Warrants were adjusted (in Shares) | shares					9,810,000
Market exercise price					$ 8.06
Net proceeds (in Dollars) | $																5,900,000
Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Aggregate amount (in Dollars) | $																		$ 3,100,000
Exercise price							$ 734.5							734.5
Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Debt issuance cost (in Dollars) | $	$ 1,300,000															1,300,000
Series D Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes									$ 0.17		0.16
Issuance of warrants adjusted (in Shares) | shares							9,530		5,668
Issuance of warrants adjustment before ratio (in Shares) | shares							6,194,690		3,684,210
Exercise price							$ 24.05		$ 110.5					24.05
Warrants were adjusted (in Shares) | shares					1,750,000
Ratio change					$ 0.19
Series F Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Issuable warrants (in Shares) | shares					109,890
Ratio changes											0.19
Issuance of warrants adjusted (in Shares) | shares							54,458		32,388
Issuance of warrants adjustment before ratio (in Shares) | shares							35,398,230		21,052,631
Exercise price					$ 0.45		$ 24.05							24.05
Warrants were adjusted (in Shares) | shares					10,000,000
Ratio change					$ 0.19
Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes									$ 0.18		$ 0.29
Issuance of warrants adjusted (in Shares) | shares							7,780		4,626
Issuance of warrants adjustment before ratio (in Shares) | shares							5,056,891		3,007,519
Exercise price					$ 0.65		$ 25.35		$ 117					$ 25.35
Warrants were adjusted (in Shares) | shares					1,428,572
Ratio change					$ 0.21
Series G Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Issuable warrants (in Shares) | shares					109,890
February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Debt received (in Dollars) | $													$ 6,440,000
Convertible stated, value (in Dollars) | $													$ 7,000,000
Exercise price													$ 3
Net proceeds of convertible preferred shares (in Dollars) | $																$ 97,500
Convertible debenture, description																(i) the conversion price of the Series A Preferred Shares is adjusted to the lower of $56,875.00 ($1.75 before ratio changes) or 90% of the lowest daily VWAP in the last 10 trading days prior to conversion, in no event that the conversion price shall be lower than $24,375.00 ($0.75 before ratio changes) , as amended; (ii) the exercise price of the Series D Warrants is adjusted to $81,250.00 ($2.50 before ratio changes); (iii) the exercise price of the Series E Warrants is adjusted to $65,000.00 ($2.00 before ratio changes); and (iv) the exercise price of the Series F Warrants is adjusted to $81,250.00 ($2.50 before ratio changes). The ADSs issuable upon exercise of the Series D/E/F Warrants were adjusted to 86, 615 and 492 (2,800,000, 20,000,000 and 16,000,000 before ratio changes), respectively for the aggregate exercise price to remain unchanged.
Aggregate amount (in Dollars) | $																			$ 5,300,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series D Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Issuable warrants (in Shares) | shares													71
Number of shares purchase (in Shares) | shares													2,333,333
Exercise price													$ 97,500
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series E Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Issuable warrants (in Shares) | shares													410
Number of shares purchase (in Shares) | shares													13,333,333
Cash discount													8.00%
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price													$ 97,500
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Number of shares purchase (in Shares) | shares													13,333,333
Exercise price													$ 3
Warrants and rights outstanding, term													5 years
December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price	$ 0.75															$ 0.75
Percentage of lowest daily volume-weighted average price																90.00%
Trading days	10 years															10 years
Lower conversion amount (in Dollars) | $																$ 24,375
Investment rate	100.00%															100.00%
Cash investment (in Dollars) | $																$ 3,800,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Estimated fair value of warrants																			$ 612,000
Series D [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Net proceeds of convertible preferred shares (in Dollars) | $																$ 56,875
Series E [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Conversion price	$ 1.75															$ 1.75
Expected Term [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			3
Expected Term [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model									3.46		4.13
Expected Term [Member] | Series D Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					4.74				6.46		7.13
Expected Term [Member] | Series F Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					4.74		6.07							6.07
Expected Term [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					5.56		6.89		7.28		7.94			6.89
Share Price [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					35.88						22,262.5
Stock price					$ 2.76
Volatility [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			96.92
Volatility [Member] | Series D Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model									107.83
Volatility [Member] | Series E Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model									108.52
Volatility [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model							98.06							98.06					100.16
Volatility [Member] | Series D Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					99.36		105.21							105.21
Volatility [Member] | Series F Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					99.36		105.21							105.21
Volatility [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					103.7		105.42		107.66					105.42
Risk Free Interest Rate [Member] | Series E Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model							3.69							3.69
Risk Free Interest Rate [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model							3.86		4.22		3.93			3.86
Risk Free Interest Rate [Member] | Series D Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					3.62		3.69		3.9		3.69			3.69
Risk Free Interest Rate [Member] | Series F Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					3.62
Risk Free Interest Rate [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					3.65		3.68		3.87		3.65			3.68
Dividend Yield [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											0
Dividend Yield [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			0
Dividend Yield [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			0
Securities Purchase Agreement [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Number of shares purchase (in Shares) | shares													410
Exercise price													$ 3
Net proceeds of convertible preferred shares (in Dollars) | $												$ 3,800,000
Securities Purchase Agreement [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price													$ 97,500
Monte Carlo [Member] | Expected Term [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					2.63
Monte Carlo [Member] | Share Price [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Stock price					$ 2.76
Monte Carlo [Member] | Volatility [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					99.99
Monte Carlo [Member] | Risk Free Interest Rate [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					3.63
Median [Member] | Volatility [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											63.28
Median [Member] | Volatility [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											64.87
Maximum [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Series convertible preferred shares par value																				$ 0.0001
Maximum [Member] | Volatility [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											108.01
Minimum [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Series convertible preferred shares par value																				$ 0.0001
Series A Convertible Preferred Shares [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Series convertible preferred shares (in Shares) | shares
Series A Convertible Preferred Shares [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Series convertible preferred shares (in Shares) | shares	7,000															7,000
Series convertible preferred shares par value	$ 0.0001															$ 0.0001
Preferred stock stated value (in Dollars) | $	$ 1,000															$ 1,000
Dividend rights rate																8.00%
Series B Convertible Preferred Shares [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Series convertible preferred shares (in Shares) | shares	4,000															4,000
Series convertible preferred shares par value	$ 0.0001															$ 0.0001
Preferred stock stated value (in Dollars) | $	$ 1,000															$ 1,000
Voting rights																no
Dividend rights rate																8.00%
Series D [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants (in Dollars) | $											$ 8,274.5
Warrants exercise price per share														$ 734.5
Warrants exercise price per share									$ 1.9
Series D [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants (in Dollars) | $											$ 5,232.5
Series D [Member] | Expected Term [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	0.50										5.13					0.50
Series D [Member] | Volatility [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											60.29
Series E [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants (in Dollars) | $											$ 9,841
Warrants exercise price per share							$ 1.13		1,235
Series E [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants (in Dollars) | $											$ 5,635.5
Series E [Member] | Expected Term [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											2.13
Series E [Member] | Volatility [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											106.31
Series G [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants (in Dollars) | $											$ 9,607
Warrants exercise price per share									1,235
Exercise price					$ 52
Series G [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes											$ 0.17
Series G [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants (in Dollars) | $											$ 6,279
Series G [Member] | Expected Term [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											5.94
Series G [Member] | Volatility [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											60.19
Series D Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes							0.06				$ 0.25			0.06
Exercise price					734.5		$ 36.4							$ 36.4
Series F [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants exercise price per share									1,235
Series D Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes									1.22
Series D Preferred Stock [Member] | Expected Term [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model							6.07							6.07
Series D Preferred Stock [Member] | Median [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price									793
Series E Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes									0.35
Series E Preferred Stock [Member] | Expected Term [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model							3.07							3.07
Series E Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price									227.5
Series F Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price									929.5
Series G Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes									$ 1.43
Class A Ordinary Shares [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exchange issuance (in Shares) | shares								20,000,000
Issuance of shares (in Shares) | shares	120,317,410,525					496,358,691
Class A Ordinary Shares [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Issuance of shares (in Shares) | shares																12,940,000,000
Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes							$ 0.06							$ 0.06
Exercise price					56.5		32.5							32.5
Series F Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes							0.05							0.05
Exercise price							36.4							36.4
Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes							0.06							0.06
Exercise price					4		$ 38.35							$ 38.35
Series E Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Conversion of stock, description																	Pursuant to the amendment, the parties agreed to amend the exercise price of the Warrant from $734.50 ($1.13 before ratio changes) per ADS to the lower of (x) $734.50 ($1.13 before ratio changes) and (y) 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to the exercise date (“Market Exercise Price”), provided that the aggregate exercise price under the Market Exercise Price shall not exceed $10,000,000. The parties also agreed to extend the termination date of Series E Warrant from February 18, 2027 to January 9, 2028
Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Stock price											$ 0.69
Binomial Option Pricing Model [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price					1.82
Binomial Option Pricing Model [Member] | Series D Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price					2.47
Binomial Option Pricing Model [Member] | Series F Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price					2.47
Binomial Option Pricing Model [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price					$ 2.73
Binomial Option Pricing Model [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price																			$ 0.58
Binomial Option Pricing Model [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants (in Dollars) | $																			$ 18,850
Binomial Option Pricing Model [Member] | Expected Term [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			2.11
Binomial Option Pricing Model [Member] | Expected Term [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			5
Binomial Option Pricing Model [Member] | Share Price [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model							624		1,976		22,262.5			624
Binomial Option Pricing Model [Member] | Share Price [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			115.7
Binomial Option Pricing Model [Member] | Share Price [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			55,250
Binomial Option Pricing Model [Member] | Volatility [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			53.42
Binomial Option Pricing Model [Member] | Risk Free Interest Rate [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											4.503
Binomial Option Pricing Model [Member] | Risk Free Interest Rate [Member] | Series D Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											3.81
Binomial Option Pricing Model [Member] | Risk Free Interest Rate [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model											3.75
Binomial Option Pricing Model [Member] | Risk Free Interest Rate [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			1.3
Binomial Option Pricing Model [Member] | Dividend Yield [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					0		0		0					0					0
Binomial Option Pricing Model [Member] | Series D Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price					$ 5.85
Binomial Option Pricing Model [Member] | Series F Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price					5.85
Binomial Option Pricing Model [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price					8.45
Binomial Option Pricing Model [Member] | Risk Free Interest Rate [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			4.02
Binomial Option Pricing Model [Member] | Series D [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price					$ 0.45
Monte Carlo [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Ratio changes																			$ 0.02
Estimated fair value of warrants																			$ 15.47
Monte Carlo [Member] | Share Price [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					35.88
Monte Carlo [Member] | Dividend Yield [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model					0
Monte Carlo [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Exercise price					$ 2.08
Monte Carlo [Member] | Share Price [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			115.7
Monte Carlo [Member] | Risk Free Interest Rate [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model																			4.02